Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000013178 | Not Rated
Holdings [Line Items]
Percent of Total Investments	8.10%
C000013178 | BB
Holdings [Line Items]
Percent of Total Investments	1.10%
C000013178 | BBB
Holdings [Line Items]
Percent of Total Investments	4.10%
C000013178 | A
Holdings [Line Items]
Percent of Total Investments	16.80%
C000013178 | AA
Holdings [Line Items]
Percent of Total Investments	60.60%
C000013178 | AAA
Holdings [Line Items]
Percent of Total Investments	9.30%
C000013178 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	6.60%
C000013178 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	4.30%
C000013178 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	5.60%
C000013178 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	5.90%
C000013178 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	6.00%
C000013178 | Education
Holdings [Line Items]
Percent of Total Investments	6.70%
C000013178 | Housing
Holdings [Line Items]
Percent of Total Investments	9.90%
C000013178 | Hospital
Holdings [Line Items]
Percent of Total Investments	10.80%
C000013178 | Transportation
Holdings [Line Items]
Percent of Total Investments	13.00%
C000013178 | General Obligations
Holdings [Line Items]
Percent of Total Investments	14.40%
C000013178 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	16.80%
C000013180 | Not Rated
Holdings [Line Items]
Percent of Total Investments	8.10%
C000013180 | BB
Holdings [Line Items]
Percent of Total Investments	1.10%
C000013180 | BBB
Holdings [Line Items]
Percent of Total Investments	4.10%
C000013180 | A
Holdings [Line Items]
Percent of Total Investments	16.80%
C000013180 | AA
Holdings [Line Items]
Percent of Total Investments	60.60%
C000013180 | AAA
Holdings [Line Items]
Percent of Total Investments	9.30%
C000013180 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	6.60%
C000013180 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	4.30%
C000013180 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	5.60%
C000013180 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	5.90%
C000013180 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	6.00%
C000013180 | Education
Holdings [Line Items]
Percent of Total Investments	6.70%
C000013180 | Housing
Holdings [Line Items]
Percent of Total Investments	9.90%
C000013180 | Hospital
Holdings [Line Items]
Percent of Total Investments	10.80%
C000013180 | Transportation
Holdings [Line Items]
Percent of Total Investments	13.00%
C000013180 | General Obligations
Holdings [Line Items]
Percent of Total Investments	14.40%
C000013180 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	16.80%
C000063956 | Not Rated
Holdings [Line Items]
Percent of Total Investments	8.10%
C000063956 | BB
Holdings [Line Items]
Percent of Total Investments	1.10%
C000063956 | BBB
Holdings [Line Items]
Percent of Total Investments	4.10%
C000063956 | A
Holdings [Line Items]
Percent of Total Investments	16.80%
C000063956 | AA
Holdings [Line Items]
Percent of Total Investments	60.60%
C000063956 | AAA
Holdings [Line Items]
Percent of Total Investments	9.30%
C000063956 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	6.60%
C000063956 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	4.30%
C000063956 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	5.60%
C000063956 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	5.90%
C000063956 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	6.00%
C000063956 | Education
Holdings [Line Items]
Percent of Total Investments	6.70%
C000063956 | Housing
Holdings [Line Items]
Percent of Total Investments	9.90%
C000063956 | Hospital
Holdings [Line Items]
Percent of Total Investments	10.80%
C000063956 | Transportation
Holdings [Line Items]
Percent of Total Investments	13.00%
C000063956 | General Obligations
Holdings [Line Items]
Percent of Total Investments	14.40%
C000063956 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	16.80%
C000013104 | Not Rated
Holdings [Line Items]
Percent of Total Investments	6.80%
C000013104 | BB
Holdings [Line Items]
Percent of Total Investments	2.50%
C000013104 | BBB
Holdings [Line Items]
Percent of Total Investments	6.20%
C000013104 | A
Holdings [Line Items]
Percent of Total Investments	21.30%
C000013104 | AA
Holdings [Line Items]
Percent of Total Investments	42.50%
C000013104 | AAA
Holdings [Line Items]
Percent of Total Investments	20.70%
C000013104 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	8.80%
C000013104 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	7.00%
C000013104 | Education
Holdings [Line Items]
Percent of Total Investments	7.90%
C000013104 | Housing
Holdings [Line Items]
Percent of Total Investments	14.80%
C000013104 | Hospital
Holdings [Line Items]
Percent of Total Investments	19.10%
C000013104 | Transportation
Holdings [Line Items]
Percent of Total Investments	12.80%
C000013104 | General Obligations
Holdings [Line Items]
Percent of Total Investments	21.50%
C000013104 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	3.10%
C000013104 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	5.00%
C000013106 | Not Rated
Holdings [Line Items]
Percent of Total Investments	6.80%
C000013106 | BB
Holdings [Line Items]
Percent of Total Investments	2.50%
C000013106 | BBB
Holdings [Line Items]
Percent of Total Investments	6.20%
C000013106 | A
Holdings [Line Items]
Percent of Total Investments	21.30%
C000013106 | AA
Holdings [Line Items]
Percent of Total Investments	42.50%
C000013106 | AAA
Holdings [Line Items]
Percent of Total Investments	20.70%
C000013106 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	8.80%
C000013106 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	7.00%
C000013106 | Education
Holdings [Line Items]
Percent of Total Investments	7.90%
C000013106 | Housing
Holdings [Line Items]
Percent of Total Investments	14.80%
C000013106 | Hospital
Holdings [Line Items]
Percent of Total Investments	19.10%
C000013106 | Transportation
Holdings [Line Items]
Percent of Total Investments	12.80%
C000013106 | General Obligations
Holdings [Line Items]
Percent of Total Investments	21.50%
C000013106 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	3.10%
C000013106 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063947 | Not Rated
Holdings [Line Items]
Percent of Total Investments	6.80%
C000063947 | BB
Holdings [Line Items]
Percent of Total Investments	2.50%
C000063947 | BBB
Holdings [Line Items]
Percent of Total Investments	6.20%
C000063947 | A
Holdings [Line Items]
Percent of Total Investments	21.30%
C000063947 | AA
Holdings [Line Items]
Percent of Total Investments	42.50%
C000063947 | AAA
Holdings [Line Items]
Percent of Total Investments	20.70%
C000063947 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	8.80%
C000063947 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	7.00%
C000063947 | Education
Holdings [Line Items]
Percent of Total Investments	7.90%
C000063947 | Housing
Holdings [Line Items]
Percent of Total Investments	14.80%
C000063947 | Hospital
Holdings [Line Items]
Percent of Total Investments	19.10%
C000063947 | Transportation
Holdings [Line Items]
Percent of Total Investments	12.80%
C000063947 | General Obligations
Holdings [Line Items]
Percent of Total Investments	21.50%
C000063947 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	3.10%
C000063947 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	5.00%
C000013120 | Not Rated
Holdings [Line Items]
Percent of Total Investments	5.40%
C000013120 | BB
Holdings [Line Items]
Percent of Total Investments	2.40%
C000013120 | BBB
Holdings [Line Items]
Percent of Total Investments	4.60%
C000013120 | A
Holdings [Line Items]
Percent of Total Investments	18.30%
C000013120 | AA
Holdings [Line Items]
Percent of Total Investments	68.00%
C000013120 | AAA
Holdings [Line Items]
Percent of Total Investments	1.30%
C000013120 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	9.70%
C000013120 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	4.20%
C000013120 | Education
Holdings [Line Items]
Percent of Total Investments	8.90%
C000013120 | Housing
Holdings [Line Items]
Percent of Total Investments	4.30%
C000013120 | Hospital
Holdings [Line Items]
Percent of Total Investments	11.80%
C000013120 | Transportation
Holdings [Line Items]
Percent of Total Investments	6.90%
C000013120 | General Obligations
Holdings [Line Items]
Percent of Total Investments	29.00%
C000013120 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	7.10%
C000013120 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	5.40%
C000013120 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	12.70%
C000013122 | Not Rated
Holdings [Line Items]
Percent of Total Investments	5.40%
C000013122 | BB
Holdings [Line Items]
Percent of Total Investments	2.40%
C000013122 | BBB
Holdings [Line Items]
Percent of Total Investments	4.60%
C000013122 | A
Holdings [Line Items]
Percent of Total Investments	18.30%
C000013122 | AA
Holdings [Line Items]
Percent of Total Investments	68.00%
C000013122 | AAA
Holdings [Line Items]
Percent of Total Investments	1.30%
C000013122 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	9.70%
C000013122 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	4.20%
C000013122 | Education
Holdings [Line Items]
Percent of Total Investments	8.90%
C000013122 | Housing
Holdings [Line Items]
Percent of Total Investments	4.30%
C000013122 | Hospital
Holdings [Line Items]
Percent of Total Investments	11.80%
C000013122 | Transportation
Holdings [Line Items]
Percent of Total Investments	6.90%
C000013122 | General Obligations
Holdings [Line Items]
Percent of Total Investments	29.00%
C000013122 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	7.10%
C000013122 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	5.40%
C000013122 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	12.70%
C000092719 | Not Rated
Holdings [Line Items]
Percent of Total Investments	5.40%
C000092719 | BB
Holdings [Line Items]
Percent of Total Investments	2.40%
C000092719 | BBB
Holdings [Line Items]
Percent of Total Investments	4.60%
C000092719 | A
Holdings [Line Items]
Percent of Total Investments	18.30%
C000092719 | AA
Holdings [Line Items]
Percent of Total Investments	68.00%
C000092719 | AAA
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092719 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	9.70%
C000092719 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	4.20%
C000092719 | Education
Holdings [Line Items]
Percent of Total Investments	8.90%
C000092719 | Housing
Holdings [Line Items]
Percent of Total Investments	4.30%
C000092719 | Hospital
Holdings [Line Items]
Percent of Total Investments	11.80%
C000092719 | Transportation
Holdings [Line Items]
Percent of Total Investments	6.90%
C000092719 | General Obligations
Holdings [Line Items]
Percent of Total Investments	29.00%
C000092719 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	7.10%
C000092719 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	5.40%
C000092719 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	12.70%
C000013136 | Not Rated
Holdings [Line Items]
Percent of Total Investments	5.20%
C000013136 | BB
Holdings [Line Items]
Percent of Total Investments	0.20%
C000013136 | BBB
Holdings [Line Items]
Percent of Total Investments	7.00%
C000013136 | A
Holdings [Line Items]
Percent of Total Investments	5.10%
C000013136 | AA
Holdings [Line Items]
Percent of Total Investments	67.70%
C000013136 | AAA
Holdings [Line Items]
Percent of Total Investments	14.80%
C000013136 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	6.40%
C000013136 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	3.90%
C000013136 | Education
Holdings [Line Items]
Percent of Total Investments	10.40%
C000013136 | Housing
Holdings [Line Items]
Percent of Total Investments	6.60%
C000013136 | Hospital
Holdings [Line Items]
Percent of Total Investments	16.00%
C000013136 | Transportation
Holdings [Line Items]
Percent of Total Investments	11.40%
C000013136 | General Obligations
Holdings [Line Items]
Percent of Total Investments	4.80%
C000013136 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	19.30%
C000013136 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	7.80%
C000013136 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	13.40%
C000013138 | Not Rated
Holdings [Line Items]
Percent of Total Investments	5.20%
C000013138 | BB
Holdings [Line Items]
Percent of Total Investments	0.20%
C000013138 | BBB
Holdings [Line Items]
Percent of Total Investments	7.00%
C000013138 | A
Holdings [Line Items]
Percent of Total Investments	5.10%
C000013138 | AA
Holdings [Line Items]
Percent of Total Investments	67.70%
C000013138 | AAA
Holdings [Line Items]
Percent of Total Investments	14.80%
C000013138 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	6.40%
C000013138 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	3.90%
C000013138 | Education
Holdings [Line Items]
Percent of Total Investments	10.40%
C000013138 | Housing
Holdings [Line Items]
Percent of Total Investments	6.60%
C000013138 | Hospital
Holdings [Line Items]
Percent of Total Investments	16.00%
C000013138 | Transportation
Holdings [Line Items]
Percent of Total Investments	11.40%
C000013138 | General Obligations
Holdings [Line Items]
Percent of Total Investments	4.80%
C000013138 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	19.30%
C000013138 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	7.80%
C000013138 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	13.40%
C000063950 | Not Rated
Holdings [Line Items]
Percent of Total Investments	5.20%
C000063950 | BB
Holdings [Line Items]
Percent of Total Investments	0.20%
C000063950 | BBB
Holdings [Line Items]
Percent of Total Investments	7.00%
C000063950 | A
Holdings [Line Items]
Percent of Total Investments	5.10%
C000063950 | AA
Holdings [Line Items]
Percent of Total Investments	67.70%
C000063950 | AAA
Holdings [Line Items]
Percent of Total Investments	14.80%
C000063950 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	6.40%
C000063950 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	3.90%
C000063950 | Education
Holdings [Line Items]
Percent of Total Investments	10.40%
C000063950 | Housing
Holdings [Line Items]
Percent of Total Investments	6.60%
C000063950 | Hospital
Holdings [Line Items]
Percent of Total Investments	16.00%
C000063950 | Transportation
Holdings [Line Items]
Percent of Total Investments	11.40%
C000063950 | General Obligations
Holdings [Line Items]
Percent of Total Investments	4.80%
C000063950 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	19.30%
C000063950 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	7.80%
C000063950 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	13.40%
C000013142 | Not Rated
Holdings [Line Items]
Percent of Total Investments	2.60%
C000013142 | BB
Holdings [Line Items]
Percent of Total Investments	1.70%
C000013142 | BBB
Holdings [Line Items]
Percent of Total Investments	2.70%
C000013142 | A
Holdings [Line Items]
Percent of Total Investments	5.80%
C000013142 | AA
Holdings [Line Items]
Percent of Total Investments	80.10%
C000013142 | AAA
Holdings [Line Items]
Percent of Total Investments	7.10%
C000013142 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	4.40%
C000013142 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	4.50%
C000013142 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	4.30%
C000013142 | Education
Holdings [Line Items]
Percent of Total Investments	7.50%
C000013142 | Housing
Holdings [Line Items]
Percent of Total Investments	5.20%
C000013142 | Hospital
Holdings [Line Items]
Percent of Total Investments	12.70%
C000013142 | Transportation
Holdings [Line Items]
Percent of Total Investments	4.40%
C000013142 | General Obligations
Holdings [Line Items]
Percent of Total Investments	46.70%
C000013142 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	10.30%
C000013144 | Not Rated
Holdings [Line Items]
Percent of Total Investments	2.60%
C000013144 | BB
Holdings [Line Items]
Percent of Total Investments	1.70%
C000013144 | BBB
Holdings [Line Items]
Percent of Total Investments	2.70%
C000013144 | A
Holdings [Line Items]
Percent of Total Investments	5.80%
C000013144 | AA
Holdings [Line Items]
Percent of Total Investments	80.10%
C000013144 | AAA
Holdings [Line Items]
Percent of Total Investments	7.10%
C000013144 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	4.40%
C000013144 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	4.50%
C000013144 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	4.30%
C000013144 | Education
Holdings [Line Items]
Percent of Total Investments	7.50%
C000013144 | Housing
Holdings [Line Items]
Percent of Total Investments	5.20%
C000013144 | Hospital
Holdings [Line Items]
Percent of Total Investments	12.70%
C000013144 | Transportation
Holdings [Line Items]
Percent of Total Investments	4.40%
C000013144 | General Obligations
Holdings [Line Items]
Percent of Total Investments	46.70%
C000013144 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	10.30%
C000092722 | Not Rated
Holdings [Line Items]
Percent of Total Investments	2.60%
C000092722 | BB
Holdings [Line Items]
Percent of Total Investments	1.70%
C000092722 | BBB
Holdings [Line Items]
Percent of Total Investments	2.70%
C000092722 | A
Holdings [Line Items]
Percent of Total Investments	5.80%
C000092722 | AA
Holdings [Line Items]
Percent of Total Investments	80.10%
C000092722 | AAA
Holdings [Line Items]
Percent of Total Investments	7.10%
C000092722 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	4.40%
C000092722 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	4.50%
C000092722 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	4.30%
C000092722 | Education
Holdings [Line Items]
Percent of Total Investments	7.50%
C000092722 | Housing
Holdings [Line Items]
Percent of Total Investments	5.20%
C000092722 | Hospital
Holdings [Line Items]
Percent of Total Investments	12.70%
C000092722 | Transportation
Holdings [Line Items]
Percent of Total Investments	4.40%
C000092722 | General Obligations
Holdings [Line Items]
Percent of Total Investments	46.70%
C000092722 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	10.30%
C000013151 | Not Rated
Holdings [Line Items]
Percent of Total Investments	7.80%
C000013151 | BB
Holdings [Line Items]
Percent of Total Investments	2.80%
C000013151 | BBB
Holdings [Line Items]
Percent of Total Investments	4.70%
C000013151 | A
Holdings [Line Items]
Percent of Total Investments	26.70%
C000013151 | AA
Holdings [Line Items]
Percent of Total Investments	47.60%
C000013151 | AAA
Holdings [Line Items]
Percent of Total Investments	10.40%
C000013151 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	4.50%
C000013151 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	11.40%
C000013151 | Education
Holdings [Line Items]
Percent of Total Investments	6.10%
C000013151 | Housing
Holdings [Line Items]
Percent of Total Investments	8.00%
C000013151 | Hospital
Holdings [Line Items]
Percent of Total Investments	14.40%
C000013151 | Transportation
Holdings [Line Items]
Percent of Total Investments	4.40%
C000013151 | General Obligations
Holdings [Line Items]
Percent of Total Investments	16.10%
C000013151 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	11.00%
C000013151 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	4.20%
C000013151 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	6.60%
C000013151 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	13.30%
C000013153 | Not Rated
Holdings [Line Items]
Percent of Total Investments	7.80%
C000013153 | BB
Holdings [Line Items]
Percent of Total Investments	2.80%
C000013153 | BBB
Holdings [Line Items]
Percent of Total Investments	4.70%
C000013153 | A
Holdings [Line Items]
Percent of Total Investments	26.70%
C000013153 | AA
Holdings [Line Items]
Percent of Total Investments	47.60%
C000013153 | AAA
Holdings [Line Items]
Percent of Total Investments	10.40%
C000013153 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	4.50%
C000013153 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	11.40%
C000013153 | Education
Holdings [Line Items]
Percent of Total Investments	6.10%
C000013153 | Housing
Holdings [Line Items]
Percent of Total Investments	8.00%
C000013153 | Hospital
Holdings [Line Items]
Percent of Total Investments	14.40%
C000013153 | Transportation
Holdings [Line Items]
Percent of Total Investments	4.40%
C000013153 | General Obligations
Holdings [Line Items]
Percent of Total Investments	16.10%
C000013153 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	11.00%
C000013153 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	4.20%
C000013153 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	6.60%
C000013153 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	13.30%
C000063952 | Not Rated
Holdings [Line Items]
Percent of Total Investments	7.80%
C000063952 | BB
Holdings [Line Items]
Percent of Total Investments	2.80%
C000063952 | BBB
Holdings [Line Items]
Percent of Total Investments	4.70%
C000063952 | A
Holdings [Line Items]
Percent of Total Investments	26.70%
C000063952 | AA
Holdings [Line Items]
Percent of Total Investments	47.60%
C000063952 | AAA
Holdings [Line Items]
Percent of Total Investments	10.40%
C000063952 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	4.50%
C000063952 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	11.40%
C000063952 | Education
Holdings [Line Items]
Percent of Total Investments	6.10%
C000063952 | Housing
Holdings [Line Items]
Percent of Total Investments	8.00%
C000063952 | Hospital
Holdings [Line Items]
Percent of Total Investments	14.40%
C000063952 | Transportation
Holdings [Line Items]
Percent of Total Investments	4.40%
C000063952 | General Obligations
Holdings [Line Items]
Percent of Total Investments	16.10%
C000063952 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	11.00%
C000063952 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	4.20%
C000063952 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	6.60%
C000063952 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	13.30%
C000013157 | Not Rated
Holdings [Line Items]
Percent of Total Investments	8.20%
C000013157 | BB
Holdings [Line Items]
Percent of Total Investments	3.00%
C000013157 | BBB
Holdings [Line Items]
Percent of Total Investments	6.70%
C000013157 | A
Holdings [Line Items]
Percent of Total Investments	5.20%
C000013157 | AA
Holdings [Line Items]
Percent of Total Investments	57.70%
C000013157 | AAA
Holdings [Line Items]
Percent of Total Investments	18.10%
C000013157 | B
Holdings [Line Items]
Percent of Total Investments	1.10%
C000013157 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	4.70%
C000013157 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	3.20%
C000013157 | Education
Holdings [Line Items]
Percent of Total Investments	8.70%
C000013157 | Housing
Holdings [Line Items]
Percent of Total Investments	5.70%
C000013157 | Hospital
Holdings [Line Items]
Percent of Total Investments	14.20%
C000013157 | Transportation
Holdings [Line Items]
Percent of Total Investments	16.10%
C000013157 | General Obligations
Holdings [Line Items]
Percent of Total Investments	14.30%
C000013157 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	11.80%
C000013157 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	7.40%
C000013157 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	7.10%
C000013157 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.10%
C000013157 | Bond Bank
Holdings [Line Items]
Percent of Total Investments	3.70%
C000013159 | Not Rated
Holdings [Line Items]
Percent of Total Investments	8.20%
C000013159 | BB
Holdings [Line Items]
Percent of Total Investments	3.00%
C000013159 | BBB
Holdings [Line Items]
Percent of Total Investments	6.70%
C000013159 | A
Holdings [Line Items]
Percent of Total Investments	5.20%
C000013159 | AA
Holdings [Line Items]
Percent of Total Investments	57.70%
C000013159 | AAA
Holdings [Line Items]
Percent of Total Investments	18.10%
C000013159 | B
Holdings [Line Items]
Percent of Total Investments	1.10%
C000013159 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	4.70%
C000013159 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	3.20%
C000013159 | Education
Holdings [Line Items]
Percent of Total Investments	8.70%
C000013159 | Housing
Holdings [Line Items]
Percent of Total Investments	5.70%
C000013159 | Hospital
Holdings [Line Items]
Percent of Total Investments	14.20%
C000013159 | Transportation
Holdings [Line Items]
Percent of Total Investments	16.10%
C000013159 | General Obligations
Holdings [Line Items]
Percent of Total Investments	14.30%
C000013159 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	11.80%
C000013159 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	7.40%
C000013159 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	7.10%
C000013159 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.10%
C000013159 | Bond Bank
Holdings [Line Items]
Percent of Total Investments	3.70%
C000063953 | Not Rated
Holdings [Line Items]
Percent of Total Investments	8.20%
C000063953 | BB
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063953 | BBB
Holdings [Line Items]
Percent of Total Investments	6.70%
C000063953 | A
Holdings [Line Items]
Percent of Total Investments	5.20%
C000063953 | AA
Holdings [Line Items]
Percent of Total Investments	57.70%
C000063953 | AAA
Holdings [Line Items]
Percent of Total Investments	18.10%
C000063953 | B
Holdings [Line Items]
Percent of Total Investments	1.10%
C000063953 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	4.70%
C000063953 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	3.20%
C000063953 | Education
Holdings [Line Items]
Percent of Total Investments	8.70%
C000063953 | Housing
Holdings [Line Items]
Percent of Total Investments	5.70%
C000063953 | Hospital
Holdings [Line Items]
Percent of Total Investments	14.20%
C000063953 | Transportation
Holdings [Line Items]
Percent of Total Investments	16.10%
C000063953 | General Obligations
Holdings [Line Items]
Percent of Total Investments	14.30%
C000063953 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	11.80%
C000063953 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	7.40%
C000063953 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	7.10%
C000063953 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.10%
C000063953 | Bond Bank
Holdings [Line Items]
Percent of Total Investments	3.70%